Filed with the U.S. Securities and Exchange Commission on October 9, 2020
1933 Act Registration File No. 333-226989
1940 Registration File No. 811-23373
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	12	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	14	[	X	]

(Check appropriate box or boxes.)

NORTH SQUARE INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (312) 857-2160

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL 60603

(Name and Address of Agent for Service)

Copy to:
Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on November 2, 2020 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 10 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 28, 2020 and pursuant to Rule 485(a)(2) would have become effective on October 11, 2020.

This Post-Effective Amendment No. 12 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 2, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago in the State of Illinois, on October 9, 2020.

North Square Investments Trust
By: /s/ Mark D. Goodwin Mark D. Goodwin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Goodwin	President, Principal Executive	October 9, 2020
Mark D. Goodwin	Officer and Trustee

/s/David B. Boon*	Trustee	October 9, 2020
David B. Boon

/s/Donald J. Herrema*	Trustee	October 9, 2020
Donald J. Herrema

/s/Catherine A. Zaharis*	Trustee	October 9, 2020
Catherine A. Zaharis

/s/ Alan E. Molotsky	Treasurer and Principal Financial	October 9, 2020
Alan E. Molotsky	and Accounting Officer

By: /s/ Mark D. Goodwin
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney previously filed and incorporated herein by reference.)